Non-financial Assets and Liabilities - Summary of Deferred Tax Balances (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Deferred tax assets
Tax losses	$ 76,020	$ 80,411
Other temporary differences	11,972	7,831
Total deferred tax assets	87,992	88,242
Deferred tax liabilities
Intangible assets	87,992	88,242
Total deferred tax liabilities	87,992	88,242
Net deferred tax liabilities	$ 0	$ 0